Geographic Information - Schedule of Geographic Information for Long-lived Assets (Details)	Dec. 31, 2016 USD ($)
Investment in finance leases, net	$ 926,751
Investments in equipment subject to operating leases, net	318,703
SQN AIF V GP, LLC [Member]
Investment in finance leases, net	926,751
Investments in equipment subject to operating leases, net	318,703
United States [Member]
Investment in finance leases, net	926,751
Investments in equipment subject to operating leases, net	318,703
United States [Member] | SQN AIF V GP, LLC [Member]
Investment in finance leases, net	926,751
Investments in equipment subject to operating leases, net	$ 318,703